Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Subsequent to December 31, 2025 and to the date of this report, $600,000 convertible notes outstanding as of December 31, 2025 had been converted to additional 190,319 Class A ordinary shares (adjusted by Reverse Stock Splits on December 2, 2025, January 26, 2026 and March 16, 2026).

On January 13, 2026, NewGenBiz Limited, a 100% directly owned subsidiary of NewGenIvf Group Limited, was incorporated in British Virgin Islands as an investment holding company for future business.

On January 22, 2026, the Company entered into a Securities Purchase Agreement with Vanquish Funding Group Inc., pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $107,000, convertible into Class A Ordinary Shares pursuant to its terms.

On January 22, 2026, the Company entered into a Securities Purchase Agreement with Boot Capital LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $50,000, convertible into Class A Ordinary Shares pursuant to its terms.

On February 2, 2026, NewGenOman Limited, a 100% directly owned subsidiary of NewGenIvf Group Limited, was incorporated in British Virgin Islands as an investment holding company for future business.

 On February 27, 2026, NewGenBiz Limited, a 100% directly owned subsidiary of NewGenIvf Group Limited, was incorporated in Hong Kong as a foundation for charitable activities.

On March 17, 2026, the Company entered into a Securities Purchase Agreement with CFI Capital LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $200,000, convertible into Class A Ordinary Shares pursuant to its terms.

On March 25, 2026, the Company entered into a Securities Purchase Agreement with Firstfire Global Opportunities Fund, LLC, pursuant to which, amongst other things, the Company agreed to sell a convertible note in the aggregate principal amount of $220,000, convertible into Class A Ordinary Shares pursuant to its terms.